Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Accrued payroll and employee benefits	$8,339	$5,737
Accrued expenses(a)	4,124	3,128
Advance from customers(b)	486	455
Others	290	628
Total	$13,239	$9,948

(a)	Accrued expenses mainly represent accrued freight charges and other accrued expenses related to the business operation.

(b)	Advance from customers mainly represent the advance received from customers for the finished goods purchases. The change in contract liabilities primarily represents the cash received, less amounts recognized as revenues during the period.